Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Inventory [Text Block]	Note 7 - Inventory Inventories stated at the lower of cost or market value are as follows:
	September 30, 2013	December 31, 2012

Finished goods	$825,967	$802,848
Note 6 – Inventory Inventories stated at the lower of cost or market value are as follows:
	2012	2011
Finished goods	$802,848	$821,100